Schedule of Deconsolidation and Equity (Details) - SRM Entertainment [Member] - USD ($)		12 Months Ended
	Aug. 14, 2023	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Goodwill and Intangibles		$ 1,042,151
Net assets of SRM Ltd at deconsolidation		189,866
Equity of SRM Ltd		698,557
Effect of deconsolidation		1,930,574
Fair value of Consideration		(1,521,025)
Loss on deconsolidation	$ 409,549	$ (409,549)